UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St. Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Leveraged Company Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014) for Class A, Class T, Class B, Class C and Institutional Class and for the period (August 13, 2013 to January 31, 2014) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value January 31, 2014	Expenses Paid During Period
Class A	1.08%
Actual		$ 1,000.00	$ 1,071.90	$ 5.64 C
HypotheticalA		$ 1,000.00	$ 1,019.76	$ 5.50 D
Class T	1.32%
Actual		$ 1,000.00	$ 1,070.50	$ 6.89 C
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.72 D
Class B	1.88%
Actual		$ 1,000.00	$ 1,067.50	$ 9.80 C
HypotheticalA		$ 1,000.00	$ 1,015.73	$ 9.55 D
Class C	1.83%
Actual		$ 1,000.00	$ 1,067.90	$ 9.54 C
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30 D
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,073.20	$ 4.28 C
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18 D
Class Z	.68%
Actual		$ 1,000.00	$ 1,070.00	$ 3.32 C
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C and Institutional Class and multiplied by 172/365 (to reflect the period August 13, 2013 to January 31, 2014) for Class Z. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	8.2	7.2
Comcast Corp. Class A	4.0	3.6
Service Corp. International	3.6	4.2
General Motors Co.	2.8	3.1
Bank of America Corp.	2.6	2.1
Boston Scientific Corp.	2.5	2.0
Ford Motor Co.	2.4	2.9
Delta Air Lines, Inc.	2.0	1.5
The AES Corp.	1.9	1.8
Rock-Tenn Co. Class A	1.7	1.7
	31.7
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.6	26.0
Materials	12.3	11.3
Financials	11.4	9.9
Health Care	10.9	10.6
Industrials	10.7	11.2
Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Stocks 91.7%		Stocks 91.2%
	Bonds 0.6%		Bonds 0.3%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 7.6%		Short-Term Investments and Net Other Assets (Liabilities) 8.3%
* Foreign investments	14.9%	** Foreign investments	13.4%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.0%
Auto Components - 1.9%
Delphi Automotive PLC	446,000	$ 27,157
Tenneco, Inc. (a)	630,300	35,826
TRW Automotive Holdings Corp. (a)	298,400	22,126
		85,109
Automobiles - 5.7%
Ford Motor Co.	7,095,667	106,151
General Motors Co.	3,475,822	125,408
General Motors Co.:
warrants 7/10/16 (a)	384,439	10,245
warrants 7/10/19 (a)	384,439	7,258
Motors Liquidation Co. GUC Trust (a)	100,812	3,110
		252,172
Diversified Consumer Services - 3.6%
Service Corp. International	8,897,167	157,480
Hotels, Restaurants & Leisure - 0.1%
Penn National Gaming, Inc. (a)	297,660	3,492
Station Holdco LLC unit (g)(h)	116,342	14
		3,506
Household Durables - 2.1%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,181,000	7,121
Lennar Corp. Class A	576,600	23,156
Newell Rubbermaid, Inc.	1,935,853	59,818
		90,095
Media - 6.8%
Cinemark Holdings, Inc.	2,129,655	62,420
Comcast Corp. Class A	3,208,166	174,685
Gray Television, Inc. (a)(f)	3,167,163	36,042
Nexstar Broadcasting Group, Inc. Class A	478,402	22,987
		296,134
Specialty Retail - 2.8%
Asbury Automotive Group, Inc. (a)	314,878	14,806
GameStop Corp. Class A (e)	2,061,075	72,282
Sally Beauty Holdings, Inc. (a)	1,303,600	36,996
		124,084
TOTAL CONSUMER DISCRETIONARY		1,008,580
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.6%
Food Products - 1.4%
ConAgra Foods, Inc.	438,800	$ 13,949
Darling International, Inc. (a)	2,452,617	47,973
		61,922
Personal Products - 0.2%
Revlon, Inc. (a)	459,739	10,795
TOTAL CONSUMER STAPLES		72,717
ENERGY - 9.3%
Energy Equipment & Services - 2.6%
Ensco PLC Class A	90,000	4,533
Halliburton Co.	943,707	46,251
Noble Corp.	753,990	23,396
Oil States International, Inc. (a)	203,434	19,113
Schlumberger Ltd.	90,600	7,934
Transocean Ltd. (United States)	316,300	13,689
		114,916
Oil, Gas & Consumable Fuels - 6.7%
Alpha Natural Resources, Inc. (a)	5,150,437	29,254
Continental Resources, Inc. (a)(e)	384,513	42,373
Hess Corp.	633,490	47,822
HollyFrontier Corp.	1,208,529	55,955
Kodiak Oil & Gas Corp. (a)	1,639,653	17,397
Peabody Energy Corp.	677,175	11,546
Range Resources Corp.	202,800	17,479
Valero Energy Corp.	1,003,334	51,270
Western Refining, Inc. (e)	511,986	20,024
		293,120
TOTAL ENERGY		408,036
FINANCIALS - 11.2%
Commercial Banks - 4.1%
Barclays PLC sponsored ADR (e)	1,945,679	34,828
CIT Group, Inc.	170,690	7,946
Huntington Bancshares, Inc.	7,094,120	64,344
Regions Financial Corp.	4,218,220	42,899
SunTrust Banks, Inc.	836,400	30,964
		180,981
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.0%
American Express Co.	515,752	$ 43,849
Diversified Financial Services - 3.8%
Bank of America Corp.	6,881,001	115,257
Citigroup, Inc.	1,110,553	52,674
		167,931
Insurance - 1.2%
AFLAC, Inc.	530,400	33,299
Lincoln National Corp.	360,400	17,310
		50,609
Real Estate Investment Trusts - 0.6%
Host Hotels & Resorts, Inc.	832,331	15,307
Sabra Health Care REIT, Inc.	452,492	13,091
		28,398
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	369,860	16,855
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	328,300	2,787
TOTAL FINANCIALS		491,410
HEALTH CARE - 10.9%
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	8,034,144	108,702
Covidien PLC	286,325	19,539
		128,241
Health Care Providers & Services - 5.3%
Community Health Systems, Inc. (a)	1,152,373	47,720
DaVita HealthCare Partners, Inc. (a)	606,706	39,393
HCA Holdings, Inc. (a)	998,521	50,196
Tenet Healthcare Corp. (a)	1,535,663	70,656
Universal Health Services, Inc. Class B	317,795	26,066
		234,031
Pharmaceuticals - 2.7%
Johnson & Johnson	127,900	11,315
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,321,200	$ 69,984
Sanofi SA sponsored ADR	745,266	36,444
		117,743
TOTAL HEALTH CARE		480,015
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	387,924	35,390
Huntington Ingalls Industries, Inc.	196,360	18,658
Textron, Inc.	497,300	17,654
		71,702
Airlines - 3.5%
American Airlines Group, Inc. (a)(e)	1,236,200	41,475
Delta Air Lines, Inc.	2,920,820	89,406
Southwest Airlines Co.	478,033	10,015
United Continental Holdings, Inc. (a)	309,700	14,197
		155,093
Building Products - 1.0%
Allegion PLC (a)	201,992	9,968
Armstrong World Industries, Inc. (a)	580,581	32,327
		42,295
Commercial Services & Supplies - 0.9%
Deluxe Corp.	626,387	30,411
Tyco International Ltd.	267,791	10,843
		41,254
Electrical Equipment - 0.6%
Emerson Electric Co.	136,500	9,001
Generac Holdings, Inc.	373,058	17,955
		26,956
Industrial Conglomerates - 0.5%
General Electric Co.	896,117	22,519
Machinery - 1.7%
Harsco Corp.	854,076	21,685
Ingersoll-Rand PLC	605,977	35,625
Pentair Ltd.	64,254	4,776
Timken Co.	187,566	10,566
		72,652
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.4%
Navios Maritime Holdings, Inc.	1,788,039	$ 16,951
Road & Rail - 0.4%
Hertz Global Holdings, Inc. (a)	583,000	15,170
TOTAL INDUSTRIALS		464,592
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,982,651	43,440
Computers & Peripherals - 1.6%
EMC Corp.	1,160,700	28,135
Gaming & Leisure Properties	297,660	10,329
NCR Corp. (a)	882,069	31,040
		69,504
Electronic Equipment & Components - 1.8%
Avnet, Inc.	489,587	20,107
Belden, Inc.	649,536	42,031
Corning, Inc.	605,400	10,419
Viasystems Group, Inc. (a)	441,914	5,771
		78,328
Internet Software & Services - 0.3%
VeriSign, Inc. (a)	194,300	11,415
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)(e)	1,295,308	4,443
Freescale Semiconductor Holdings I Ltd. (a)(e)	939,600	17,035
Intersil Corp. Class A	1,177,013	13,347
Micron Technology, Inc. (a)	1,890,455	43,556
ON Semiconductor Corp. (a)	4,465,694	37,333
		115,714
Software - 1.3%
Citrix Systems, Inc. (a)	190,801	10,317
Microsoft Corp.	1,258,432	47,632
		57,949
TOTAL INFORMATION TECHNOLOGY		376,350
MATERIALS - 12.3%
Chemicals - 9.6%
H.B. Fuller Co.	380,376	17,718
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV Class A	4,550,590	$ 358,403
OMNOVA Solutions, Inc. (a)(f)	2,609,132	23,587
Phosphate Holdings, Inc. (a)	192,500	73
W.R. Grace & Co. (a)	209,004	19,713
		419,494
Containers & Packaging - 2.0%
Rock-Tenn Co. Class A	755,151	76,633
Sealed Air Corp.	378,366	11,801
		88,434
Metals & Mining - 0.0%
Ormet Corp. (a)	650,000	3

Paper & Forest Products - 0.7%
Louisiana-Pacific Corp. (a)	1,221,110	21,406
Neenah Paper, Inc.	231,700	10,065
		31,471
TOTAL MATERIALS		539,402
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Frontier Communications Corp. (e)	4,666,144	21,931
Intelsat SA	855,300	17,089
Level 3 Communications, Inc. (a)	184,741	5,930
		44,950
UTILITIES - 3.0%
Electric Utilities - 0.2%
FirstEnergy Corp.	341,796	10,763
Independent Power Producers & Energy Traders - 2.8%
Calpine Corp. (a)	1,970,200	37,394
The AES Corp.	5,982,695	84,117
		121,511
TOTAL UTILITIES		132,274
TOTAL COMMON STOCKS (Cost $2,631,315)		$ 4,018,326
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value (000s)
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I Series 2, 8.125% (Cost $9,025)	360,987	$ 9,884
Corporate Bonds - 0.7%
	Principal Amount (000s)
Convertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Marine - 0.1%
Genco Shipping & Trading Ltd. 5% 8/15/15	$ 9,034	4,884
Nonconvertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	2,515	0
7.125% 7/15/49 (d)	6,805	0
7.2% 1/15/11 (d)	18,790	0
8.25% 7/15/23 (d)	20,460	0
8.375% 7/15/33 (d)	41,210	0
8.8% 3/1/21 (d)	8,800	0
		0
Multiline Retail - 0.6%
The Bon-Ton Department Stores, Inc.:
8% 6/15/21	11,475	11,116
10.625% 7/15/17	13,962	13,927
		25,043
TOTAL CORPORATE BONDS (Cost $29,088)		$ 29,927
Money Market Funds - 10.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	340,100,055	$ 340,100
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	115,143,633	115,144
TOTAL MONEY MARKET FUNDS (Cost $455,244)		$ 455,244
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $3,124,672)		4,513,381
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(120,661)
NET ASSETS - 100%		$ 4,392,720
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 4,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 189
Fidelity Securities Lending Cash Central Fund	286
Total	$ 475
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 24,736	$ -	$ -	$ -	$ 36,042
OMNOVA Solutions, Inc.	21,030	-	-	-	23,587
Total	$ 45,766	$ -	$ -	$ -	$ 59,629
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,008,580	$ 1,008,566	$ -	$ 14
Consumer Staples	72,717	72,717	-	-
Energy	408,036	408,036	-	-
Financials	501,294	501,294	-	-
Health Care	480,015	480,015	-	-
Industrials	464,592	464,592	-	-
Information Technology	376,350	376,350	-	-
Materials	539,402	539,402	-	-
Telecommunication Services	44,950	44,950	-	-
Utilities	132,274	132,274	-	-
Corporate Bonds	29,927	-	29,927	-
Money Market Funds	455,244	455,244	-	-
Total Investments in Securities:	$ 4,513,381	$ 4,483,440	$ 29,927	$ 14
Other Information - continued
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.1%
Netherlands	8.2%
Ireland	1.4%
United Kingdom	1.4%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $111,636) - See accompanying schedule: Unaffiliated issuers (cost $2,634,463)	$ 3,998,508
Fidelity Central Funds (cost $455,244)	455,244
Other affiliated issuers (cost $34,965)	59,629
Total Investments (cost $3,124,672)		$ 4,513,381
Receivable for fund shares sold		7,742
Dividends receivable		5,359
Interest receivable		888
Distributions receivable from Fidelity Central Funds		126
Prepaid expenses		9
Other receivables		12
Total assets		4,527,517

Liabilities
Payable for investments purchased	$ 4,768
Payable for fund shares redeemed	10,234
Accrued management fee	2,244
Distribution and service plan fees payable	1,319
Other affiliated payables	759
Other payables and accrued expenses	329
Collateral on securities loaned, at value	115,144
Total liabilities		134,797

Net Assets		$ 4,392,720
Net Assets consist of:
Paid in capital		$ 3,356,192
Undistributed net investment income		3,687
Accumulated undistributed net realized gain (loss) on investments		(355,868)
Net unrealized appreciation (depreciation) on investments		1,388,709
Net Assets		$ 4,392,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,680,374 ÷ 32,341.16 shares)	$ 51.96

Maximum offering price per share (100/94.25 of $51.96)	$ 55.13
Class T: Net Asset Value and redemption price per share ($975,849 ÷ 19,170.21 shares)	$ 50.90

Maximum offering price per share (100/96.50 of $50.90)	$ 52.75
Class B: Net Asset Value and offering price per share ($69,257 ÷ 1,422.59 shares)A	$ 48.68

Class C: Net Asset Value and offering price per share ($570,829 ÷ 11,709.68 shares)A	$ 48.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,088,458 ÷ 20,648.31 shares)	$ 52.71

Class Z: Net Asset Value, offering price and redemption price per share ($7,953 ÷ 150.86 shares)	$ 52.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 30,173
Interest		2,358
Income from Fidelity Central Funds		475
Total income		33,006

Expenses
Management fee	$ 12,854
Transfer agent fees	4,002
Distribution and service plan fees	7,657
Accounting and security lending fees	533
Custodian fees and expenses	21
Independent trustees' compensation	9
Registration fees	138
Audit	41
Legal	10
Miscellaneous	15
Total expenses before reductions	25,280
Expense reductions	(40)	25,240
Net investment income (loss)		7,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,228
Change in net unrealized appreciation (depreciation) on investment securities		279,234
Net gain (loss)		282,462
Net increase (decrease) in net assets resulting from operations		$ 290,228

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,766	$ 33,015
Net realized gain (loss)	3,228	272,683
Change in net unrealized appreciation (depreciation)	279,234	883,039
Net increase (decrease) in net assets resulting from operations	290,228	1,188,737
Distributions to shareholders from net investment income	(11,575)	(2,596)
Share transactions - net increase (decrease)	39,869	(90,255)
Total increase (decrease) in net assets	318,522	1,095,886

Net Assets
Beginning of period	4,074,198	2,978,312
End of period (including undistributed net investment income of $3,687 and undistributed net investment income of $7,496, respectively)	$ 4,392,720	$ 4,074,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.63	$ 34.29	$ 35.01	$ 28.55	$ 23.69	$ 36.47
Income from Investment Operations
Net investment income (loss) E	.12	.44 H	.11	(.08)	.05	.27
Net realized and unrealized gain (loss)	3.37	13.94	(.51)	6.61	4.91	(12.93)
Total from investment operations	3.49	14.38	(.40)	6.53	4.96	(12.66)
Distributions from net investment income	(.16)	(.04)	(.32)	(.01) I	(.09)	(.12)
Distributions from net realized gain	-	-	-	(.06) I	(.01)	-
Total distributions	(.16)	(.04)	(.32)	(.07)	(.10)	(.12)
Net asset value, end of period	$ 51.96	$ 48.63	$ 34.29	$ 35.01	$ 28.55	$ 23.69
Total Return B, C, D	7.19%	41.95%	(1.04)%	22.88%	20.96%	(34.57)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.08% A	1.11%	1.13%	1.13%	1.15%	1.20%
Expenses net of fee waivers, if any	1.08% A	1.11%	1.13%	1.13%	1.15%	1.20%
Expenses net of all reductions	1.08% A	1.10%	1.13%	1.12%	1.15%	1.20%
Net investment income (loss)	.47% A	1.07% H	.33%	(.23)%	.18%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1,680	$ 1,490	$ 1,106	$ 1,426	$ 1,428	$ 1,343
Portfolio turnover rate G	12% A	17%	30%	18%	22%	45%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .84%. IThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.59	$ 33.60	$ 34.36	$ 28.05	$ 23.30	$ 35.91
Income from Investment Operations
Net investment income (loss) E	.06	.34 H	.03	(.15)	(.01)	.22
Net realized and unrealized gain (loss)	3.29	13.65	(.50)	6.48	4.83	(12.73)
Total from investment operations	3.35	13.99	(.47)	6.33	4.82	(12.51)
Distributions from net investment income	(.04)	- K	(.29)	- I	(.06)	(.10)
Distributions from net realized gain	-	-	-	(.02) I	(.01)	-
Total distributions	(.04)	- K	(.29)	(.02)	(.07)	(.10)
Net asset value, end of period	$ 50.90	$ 47.59	$ 33.60	$ 34.36	$ 28.05	$ 23.30
Total Return B, C, D	7.05%	41.65%	(1.26)%	22.58%	20.72%	(34.71)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.32% A	1.34%	1.35%	1.35%	1.37%	1.42%
Expenses net of fee waivers, if any	1.32% A	1.34%	1.35%	1.35%	1.37%	1.42%
Expenses net of all reductions	1.32% A	1.33%	1.35%	1.35%	1.37%	1.42%
Net investment income (loss)	.23% A	.85% H	.11%	(.45)%	(.04)%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$ 976	$ 1,012	$ 753	$ 906	$ 867	$ 728
Portfolio turnover rate G	12% A	17%	30%	18%	22%	45%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%. IThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 45.60	$ 32.38	$ 33.24	$ 27.27	$ 22.73	$ 35.10
Income from Investment Operations
Net investment income (loss) E	(.08)	.10 H	(.15)	(.33)	(.17)	.10
Net realized and unrealized gain (loss)	3.16	13.12	(.49)	6.30	4.72	(12.43)
Total from investment operations	3.08	13.22	(.64)	5.97	4.55	(12.33)
Distributions from net investment income	-	-	(.22)	-	-	(.04)
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	-	-	(.22)	-	(.01)	(.04)
Net asset value, end of period	$ 48.68	$ 45.60	$ 32.38	$ 33.24	$ 27.27	$ 22.73
Total Return B, C, D	6.75%	40.83%	(1.85)%	21.89%	20.00%	(35.06)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88% A	1.91%	1.94%	1.93%	1.96%	1.97%
Expenses net of fee waivers, if any	1.88% A	1.91%	1.94%	1.93%	1.96%	1.97%
Expenses net of all reductions	1.88% A	1.91%	1.93%	1.92%	1.96%	1.97%
Net investment income (loss)	(.33)% A	.27% H	(.48)%	(1.03)%	(.63)%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 69	$ 80	$ 84	$ 121	$ 131	$ 128
Portfolio turnover rate G	12% A	17%	30%	18%	22%	45%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 45.65	$ 32.40	$ 33.24	$ 27.26	$ 22.70	$ 35.05
Income from Investment Operations
Net investment income (loss) E	(.07)	.13 H	(.12)	(.31)	(.15)	.11
Net realized and unrealized gain (loss)	3.17	13.12	(.49)	6.29	4.72	(12.42)
Total from investment operations	3.10	13.25	(.61)	5.98	4.57	(12.31)
Distributions from net investment income	-	-	(.23)	-	- J	(.04)
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	-	-	(.23)	-	(.01)	(.04)
Net asset value, end of period	$ 48.75	$ 45.65	$ 32.40	$ 33.24	$ 27.26	$ 22.70
Total Return B, C, D	6.79%	40.90%	(1.76)%	21.94%	20.13%	(35.06)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.85%	1.87%	1.86%	1.89%	1.94%
Expenses net of fee waivers, if any	1.83% A	1.85%	1.87%	1.86%	1.89%	1.94%
Expenses net of all reductions	1.83% A	1.85%	1.86%	1.86%	1.89%	1.94%
Net investment income (loss)	(.28)% A	.33% H	(.41)%	(.97)%	(.56)%	.53%
Supplemental Data
Net assets, end of period (in millions)	$ 571	$ 527	$ 405	$ 522	$ 525	$ 496
Portfolio turnover rate G	12% A	17%	30%	18%	22%	45%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.39	$ 34.77	$ 35.44	$ 28.90	$ 23.97	$ 36.85
Income from Investment Operations
Net investment income (loss) D	.19	.57 G	.20	.02	.13	.33
Net realized and unrealized gain (loss)	3.41	14.13	(.52)	6.67	4.96	(13.06)
Total from investment operations	3.60	14.70	(.32)	6.69	5.09	(12.73)
Distributions from net investment income	(.28)	(.08)	(.35)	(.05) H	(.15)	(.15)
Distributions from net realized gain	-	-	-	(.10) H	(.01)	-
Total distributions	(.28)	(.08)	(.35)	(.15)	(.16)	(.15)
Net asset value, end of period	$ 52.71	$ 49.39	$ 34.77	$ 35.44	$ 28.90	$ 23.97
Total Return B, C	7.32%	42.34%	(.77)%	23.21%	21.30%	(34.38)%
Ratios to Average Net Assets E, I
Expenses before reductions	.82% A	.84%	.86%	.85%	.87%	.93%
Expenses net of fee waivers, if any	.82% A	.84%	.86%	.85%	.87%	.93%
Expenses net of all reductions	.82% A	.84%	.85%	.85%	.87%	.93%
Net investment income (loss)	.73% A	1.34% G	.60%	.04%	.46%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 1,088	$ 965	$ 631	$ 694	$ 710	$ 561
Portfolio turnover rate F	12% A	17%	30%	18%	22%	45%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class Z

Period ended January 31, 2014 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 49.58
Income from Investment Operations
Net investment income (loss) D	.21
Net realized and unrealized gain (loss)	3.25
Total from investment operations	3.46
Distributions from net investment income	(.32)
Net asset value, end of period	$ 52.72
Total Return B, C	7.00%
Ratios to Average Net Assets E, H
Expenses before reductions	.68% A
Expenses net of fee waivers, if any	.68% A
Expenses net of all reductions	.68% A
Net investment income (loss)	.86% A
Supplemental Data
Net assets, end of period (in millions)	$ 8
Portfolio turnover rate F	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to January 31, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on August 13, 2013. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,508,719
Gross unrealized depreciation	(117,993)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,390,726

Tax cost	$ 3,122,655

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (358,992)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $275,490 and $236,074, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,996	$ 58
Class T	.25%	.25%	2,521	-
Class B	.75%	.25%	377	284
Class C	.75%	.25%	2,763	332
			$ 7,657	$ 674

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 189
Class T	17
Class B*	17
Class C*	11
$ 234

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,527.19
Class T	911.18
Class B	90.24
Class C	527.19
Institutional Class	946.18
Class Z	1.05
	$ 4,002

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,245. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $286, including one hundred fifty-eight dollars from securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of the Advisor Leveraged Company Stock Fund's Class A, Class T, Class B, Class C and Institutional Class operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$ 5
Class T	4
Class B	-*
Class C	2
Institutional Class	3
$ 14

* Amount represents two hundred fifty-nine dollars.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $26 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014 A	Year ended July 31, 2013
From net investment income
Class A	$ 5,026	$ 1,121
Class T	905	84
Institutional Class	5,634	1,391
Class Z	10	-
Total	$ 11,575	$ 2,596

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to January 31, 2014.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014 A	Year ended July 31, 2013	Six months ended January 31, 2014 A	Year ended July 31, 2013
Class A
Shares sold	5,363	7,818	$ 272,948	$ 326,978
Reinvestment of distributions	94	27	4,657	1,036
Shares redeemed	(3,765)	(9,447)	(191,595)	(384,545)
Net increase (decrease)	1,692	(1,602)	$ 86,010	$ (56,531)
Class T
Shares sold	2,302	6,400	$ 114,357	$ 261,455
Reinvestment of distributions	18	2	845	79
Shares redeemed	(4,413)	(7,533)	(219,308)	(301,128)
Net increase (decrease)	(2,093)	(1,131)	$ (104,106)	$ (39,594)
Class B
Shares sold	10	34	$ 452	$ 1,361
Shares redeemed	(339)	(874)	(16,090)	(33,817)
Net increase (decrease)	(329)	(840)	$ (15,638)	$ (32,456)
Class C
Shares sold	972	1,725	$ 46,353	$ 69,238
Shares redeemed	(796)	(2,699)	(37,803)	(102,735)
Net increase (decrease)	176	(974)	$ 8,550	$ (33,497)
Institutional Class
Shares sold	3,933	9,112	$ 203,071	$ 385,989
Reinvestment of distributions	93	29	4,709	1,155
Shares redeemed	(2,926)	(7,736)	(150,795)	(315,321)
Net increase (decrease)	1,100	1,405	$ 56,985	$ 71,823

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014 A	Year ended July 31, 2013	Six months ended January 31, 2014 A	Year ended July 31, 2013
Class Z
Shares sold	160	-	$ 8,524	$ -
Reinvestment of distributions	-*	-	10	-
Shares redeemed	(9)	-	(466)	-
Net increase (decrease)	151	-	$ 8,068	$ -

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to January 31, 2014.

* Amount represents one hundred eighty-seven shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ALSF-USAN-0314
1.786797.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Leveraged Company Stock

Fund - Institutional Class

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014) for Class A, Class T, Class B, Class C and Institutional Class and for the period (August 13, 2013 to January 31, 2014) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value January 31, 2014	Expenses Paid During Period
Class A	1.08%
Actual		$ 1,000.00	$ 1,071.90	$ 5.64 C
HypotheticalA		$ 1,000.00	$ 1,019.76	$ 5.50 D
Class T	1.32%
Actual		$ 1,000.00	$ 1,070.50	$ 6.89 C
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.72 D
Class B	1.88%
Actual		$ 1,000.00	$ 1,067.50	$ 9.80 C
HypotheticalA		$ 1,000.00	$ 1,015.73	$ 9.55 D
Class C	1.83%
Actual		$ 1,000.00	$ 1,067.90	$ 9.54 C
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30 D
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,073.20	$ 4.28 C
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18 D
Class Z	.68%
Actual		$ 1,000.00	$ 1,070.00	$ 3.32 C
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C and Institutional Class and multiplied by 172/365 (to reflect the period August 13, 2013 to January 31, 2014) for Class Z. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	8.2	7.2
Comcast Corp. Class A	4.0	3.6
Service Corp. International	3.6	4.2
General Motors Co.	2.8	3.1
Bank of America Corp.	2.6	2.1
Boston Scientific Corp.	2.5	2.0
Ford Motor Co.	2.4	2.9
Delta Air Lines, Inc.	2.0	1.5
The AES Corp.	1.9	1.8
Rock-Tenn Co. Class A	1.7	1.7
	31.7
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.6	26.0
Materials	12.3	11.3
Financials	11.4	9.9
Health Care	10.9	10.6
Industrials	10.7	11.2
Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Stocks 91.7%		Stocks 91.2%
	Bonds 0.6%		Bonds 0.3%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 7.6%		Short-Term Investments and Net Other Assets (Liabilities) 8.3%
* Foreign investments	14.9%	** Foreign investments	13.4%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.0%
Auto Components - 1.9%
Delphi Automotive PLC	446,000	$ 27,157
Tenneco, Inc. (a)	630,300	35,826
TRW Automotive Holdings Corp. (a)	298,400	22,126
		85,109
Automobiles - 5.7%
Ford Motor Co.	7,095,667	106,151
General Motors Co.	3,475,822	125,408
General Motors Co.:
warrants 7/10/16 (a)	384,439	10,245
warrants 7/10/19 (a)	384,439	7,258
Motors Liquidation Co. GUC Trust (a)	100,812	3,110
		252,172
Diversified Consumer Services - 3.6%
Service Corp. International	8,897,167	157,480
Hotels, Restaurants & Leisure - 0.1%
Penn National Gaming, Inc. (a)	297,660	3,492
Station Holdco LLC unit (g)(h)	116,342	14
		3,506
Household Durables - 2.1%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,181,000	7,121
Lennar Corp. Class A	576,600	23,156
Newell Rubbermaid, Inc.	1,935,853	59,818
		90,095
Media - 6.8%
Cinemark Holdings, Inc.	2,129,655	62,420
Comcast Corp. Class A	3,208,166	174,685
Gray Television, Inc. (a)(f)	3,167,163	36,042
Nexstar Broadcasting Group, Inc. Class A	478,402	22,987
		296,134
Specialty Retail - 2.8%
Asbury Automotive Group, Inc. (a)	314,878	14,806
GameStop Corp. Class A (e)	2,061,075	72,282
Sally Beauty Holdings, Inc. (a)	1,303,600	36,996
		124,084
TOTAL CONSUMER DISCRETIONARY		1,008,580
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.6%
Food Products - 1.4%
ConAgra Foods, Inc.	438,800	$ 13,949
Darling International, Inc. (a)	2,452,617	47,973
		61,922
Personal Products - 0.2%
Revlon, Inc. (a)	459,739	10,795
TOTAL CONSUMER STAPLES		72,717
ENERGY - 9.3%
Energy Equipment & Services - 2.6%
Ensco PLC Class A	90,000	4,533
Halliburton Co.	943,707	46,251
Noble Corp.	753,990	23,396
Oil States International, Inc. (a)	203,434	19,113
Schlumberger Ltd.	90,600	7,934
Transocean Ltd. (United States)	316,300	13,689
		114,916
Oil, Gas & Consumable Fuels - 6.7%
Alpha Natural Resources, Inc. (a)	5,150,437	29,254
Continental Resources, Inc. (a)(e)	384,513	42,373
Hess Corp.	633,490	47,822
HollyFrontier Corp.	1,208,529	55,955
Kodiak Oil & Gas Corp. (a)	1,639,653	17,397
Peabody Energy Corp.	677,175	11,546
Range Resources Corp.	202,800	17,479
Valero Energy Corp.	1,003,334	51,270
Western Refining, Inc. (e)	511,986	20,024
		293,120
TOTAL ENERGY		408,036
FINANCIALS - 11.2%
Commercial Banks - 4.1%
Barclays PLC sponsored ADR (e)	1,945,679	34,828
CIT Group, Inc.	170,690	7,946
Huntington Bancshares, Inc.	7,094,120	64,344
Regions Financial Corp.	4,218,220	42,899
SunTrust Banks, Inc.	836,400	30,964
		180,981
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.0%
American Express Co.	515,752	$ 43,849
Diversified Financial Services - 3.8%
Bank of America Corp.	6,881,001	115,257
Citigroup, Inc.	1,110,553	52,674
		167,931
Insurance - 1.2%
AFLAC, Inc.	530,400	33,299
Lincoln National Corp.	360,400	17,310
		50,609
Real Estate Investment Trusts - 0.6%
Host Hotels & Resorts, Inc.	832,331	15,307
Sabra Health Care REIT, Inc.	452,492	13,091
		28,398
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	369,860	16,855
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	328,300	2,787
TOTAL FINANCIALS		491,410
HEALTH CARE - 10.9%
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	8,034,144	108,702
Covidien PLC	286,325	19,539
		128,241
Health Care Providers & Services - 5.3%
Community Health Systems, Inc. (a)	1,152,373	47,720
DaVita HealthCare Partners, Inc. (a)	606,706	39,393
HCA Holdings, Inc. (a)	998,521	50,196
Tenet Healthcare Corp. (a)	1,535,663	70,656
Universal Health Services, Inc. Class B	317,795	26,066
		234,031
Pharmaceuticals - 2.7%
Johnson & Johnson	127,900	11,315
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,321,200	$ 69,984
Sanofi SA sponsored ADR	745,266	36,444
		117,743
TOTAL HEALTH CARE		480,015
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	387,924	35,390
Huntington Ingalls Industries, Inc.	196,360	18,658
Textron, Inc.	497,300	17,654
		71,702
Airlines - 3.5%
American Airlines Group, Inc. (a)(e)	1,236,200	41,475
Delta Air Lines, Inc.	2,920,820	89,406
Southwest Airlines Co.	478,033	10,015
United Continental Holdings, Inc. (a)	309,700	14,197
		155,093
Building Products - 1.0%
Allegion PLC (a)	201,992	9,968
Armstrong World Industries, Inc. (a)	580,581	32,327
		42,295
Commercial Services & Supplies - 0.9%
Deluxe Corp.	626,387	30,411
Tyco International Ltd.	267,791	10,843
		41,254
Electrical Equipment - 0.6%
Emerson Electric Co.	136,500	9,001
Generac Holdings, Inc.	373,058	17,955
		26,956
Industrial Conglomerates - 0.5%
General Electric Co.	896,117	22,519
Machinery - 1.7%
Harsco Corp.	854,076	21,685
Ingersoll-Rand PLC	605,977	35,625
Pentair Ltd.	64,254	4,776
Timken Co.	187,566	10,566
		72,652
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.4%
Navios Maritime Holdings, Inc.	1,788,039	$ 16,951
Road & Rail - 0.4%
Hertz Global Holdings, Inc. (a)	583,000	15,170
TOTAL INDUSTRIALS		464,592
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,982,651	43,440
Computers & Peripherals - 1.6%
EMC Corp.	1,160,700	28,135
Gaming & Leisure Properties	297,660	10,329
NCR Corp. (a)	882,069	31,040
		69,504
Electronic Equipment & Components - 1.8%
Avnet, Inc.	489,587	20,107
Belden, Inc.	649,536	42,031
Corning, Inc.	605,400	10,419
Viasystems Group, Inc. (a)	441,914	5,771
		78,328
Internet Software & Services - 0.3%
VeriSign, Inc. (a)	194,300	11,415
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)(e)	1,295,308	4,443
Freescale Semiconductor Holdings I Ltd. (a)(e)	939,600	17,035
Intersil Corp. Class A	1,177,013	13,347
Micron Technology, Inc. (a)	1,890,455	43,556
ON Semiconductor Corp. (a)	4,465,694	37,333
		115,714
Software - 1.3%
Citrix Systems, Inc. (a)	190,801	10,317
Microsoft Corp.	1,258,432	47,632
		57,949
TOTAL INFORMATION TECHNOLOGY		376,350
MATERIALS - 12.3%
Chemicals - 9.6%
H.B. Fuller Co.	380,376	17,718
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV Class A	4,550,590	$ 358,403
OMNOVA Solutions, Inc. (a)(f)	2,609,132	23,587
Phosphate Holdings, Inc. (a)	192,500	73
W.R. Grace & Co. (a)	209,004	19,713
		419,494
Containers & Packaging - 2.0%
Rock-Tenn Co. Class A	755,151	76,633
Sealed Air Corp.	378,366	11,801
		88,434
Metals & Mining - 0.0%
Ormet Corp. (a)	650,000	3

Paper & Forest Products - 0.7%
Louisiana-Pacific Corp. (a)	1,221,110	21,406
Neenah Paper, Inc.	231,700	10,065
		31,471
TOTAL MATERIALS		539,402
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Frontier Communications Corp. (e)	4,666,144	21,931
Intelsat SA	855,300	17,089
Level 3 Communications, Inc. (a)	184,741	5,930
		44,950
UTILITIES - 3.0%
Electric Utilities - 0.2%
FirstEnergy Corp.	341,796	10,763
Independent Power Producers & Energy Traders - 2.8%
Calpine Corp. (a)	1,970,200	37,394
The AES Corp.	5,982,695	84,117
		121,511
TOTAL UTILITIES		132,274
TOTAL COMMON STOCKS (Cost $2,631,315)		$ 4,018,326
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value (000s)
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I Series 2, 8.125% (Cost $9,025)	360,987	$ 9,884
Corporate Bonds - 0.7%
	Principal Amount (000s)
Convertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Marine - 0.1%
Genco Shipping & Trading Ltd. 5% 8/15/15	$ 9,034	4,884
Nonconvertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	2,515	0
7.125% 7/15/49 (d)	6,805	0
7.2% 1/15/11 (d)	18,790	0
8.25% 7/15/23 (d)	20,460	0
8.375% 7/15/33 (d)	41,210	0
8.8% 3/1/21 (d)	8,800	0
		0
Multiline Retail - 0.6%
The Bon-Ton Department Stores, Inc.:
8% 6/15/21	11,475	11,116
10.625% 7/15/17	13,962	13,927
		25,043
TOTAL CORPORATE BONDS (Cost $29,088)		$ 29,927
Money Market Funds - 10.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	340,100,055	$ 340,100
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	115,143,633	115,144
TOTAL MONEY MARKET FUNDS (Cost $455,244)		$ 455,244
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $3,124,672)		4,513,381
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(120,661)
NET ASSETS - 100%		$ 4,392,720
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 4,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 189
Fidelity Securities Lending Cash Central Fund	286
Total	$ 475
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 24,736	$ -	$ -	$ -	$ 36,042
OMNOVA Solutions, Inc.	21,030	-	-	-	23,587
Total	$ 45,766	$ -	$ -	$ -	$ 59,629
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,008,580	$ 1,008,566	$ -	$ 14
Consumer Staples	72,717	72,717	-	-
Energy	408,036	408,036	-	-
Financials	501,294	501,294	-	-
Health Care	480,015	480,015	-	-
Industrials	464,592	464,592	-	-
Information Technology	376,350	376,350	-	-
Materials	539,402	539,402	-	-
Telecommunication Services	44,950	44,950	-	-
Utilities	132,274	132,274	-	-
Corporate Bonds	29,927	-	29,927	-
Money Market Funds	455,244	455,244	-	-
Total Investments in Securities:	$ 4,513,381	$ 4,483,440	$ 29,927	$ 14
Other Information - continued
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.1%
Netherlands	8.2%
Ireland	1.4%
United Kingdom	1.4%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $111,636) - See accompanying schedule: Unaffiliated issuers (cost $2,634,463)	$ 3,998,508
Fidelity Central Funds (cost $455,244)	455,244
Other affiliated issuers (cost $34,965)	59,629
Total Investments (cost $3,124,672)		$ 4,513,381
Receivable for fund shares sold		7,742
Dividends receivable		5,359
Interest receivable		888
Distributions receivable from Fidelity Central Funds		126
Prepaid expenses		9
Other receivables		12
Total assets		4,527,517

Liabilities
Payable for investments purchased	$ 4,768
Payable for fund shares redeemed	10,234
Accrued management fee	2,244
Distribution and service plan fees payable	1,319
Other affiliated payables	759
Other payables and accrued expenses	329
Collateral on securities loaned, at value	115,144
Total liabilities		134,797

Net Assets		$ 4,392,720
Net Assets consist of:
Paid in capital		$ 3,356,192
Undistributed net investment income		3,687
Accumulated undistributed net realized gain (loss) on investments		(355,868)
Net unrealized appreciation (depreciation) on investments		1,388,709
Net Assets		$ 4,392,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,680,374 ÷ 32,341.16 shares)	$ 51.96

Maximum offering price per share (100/94.25 of $51.96)	$ 55.13
Class T: Net Asset Value and redemption price per share ($975,849 ÷ 19,170.21 shares)	$ 50.90

Maximum offering price per share (100/96.50 of $50.90)	$ 52.75
Class B: Net Asset Value and offering price per share ($69,257 ÷ 1,422.59 shares)A	$ 48.68

Class C: Net Asset Value and offering price per share ($570,829 ÷ 11,709.68 shares)A	$ 48.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,088,458 ÷ 20,648.31 shares)	$ 52.71

Class Z: Net Asset Value, offering price and redemption price per share ($7,953 ÷ 150.86 shares)	$ 52.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 30,173
Interest		2,358
Income from Fidelity Central Funds		475
Total income		33,006

Expenses
Management fee	$ 12,854
Transfer agent fees	4,002
Distribution and service plan fees	7,657
Accounting and security lending fees	533
Custodian fees and expenses	21
Independent trustees' compensation	9
Registration fees	138
Audit	41
Legal	10
Miscellaneous	15
Total expenses before reductions	25,280
Expense reductions	(40)	25,240
Net investment income (loss)		7,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,228
Change in net unrealized appreciation (depreciation) on investment securities		279,234
Net gain (loss)		282,462
Net increase (decrease) in net assets resulting from operations		$ 290,228

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,766	$ 33,015
Net realized gain (loss)	3,228	272,683
Change in net unrealized appreciation (depreciation)	279,234	883,039
Net increase (decrease) in net assets resulting from operations	290,228	1,188,737
Distributions to shareholders from net investment income	(11,575)	(2,596)
Share transactions - net increase (decrease)	39,869	(90,255)
Total increase (decrease) in net assets	318,522	1,095,886

Net Assets
Beginning of period	4,074,198	2,978,312
End of period (including undistributed net investment income of $3,687 and undistributed net investment income of $7,496, respectively)	$ 4,392,720	$ 4,074,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.63	$ 34.29	$ 35.01	$ 28.55	$ 23.69	$ 36.47
Income from Investment Operations
Net investment income (loss) E	.12	.44 H	.11	(.08)	.05	.27
Net realized and unrealized gain (loss)	3.37	13.94	(.51)	6.61	4.91	(12.93)
Total from investment operations	3.49	14.38	(.40)	6.53	4.96	(12.66)
Distributions from net investment income	(.16)	(.04)	(.32)	(.01) I	(.09)	(.12)
Distributions from net realized gain	-	-	-	(.06) I	(.01)	-
Total distributions	(.16)	(.04)	(.32)	(.07)	(.10)	(.12)
Net asset value, end of period	$ 51.96	$ 48.63	$ 34.29	$ 35.01	$ 28.55	$ 23.69
Total Return B, C, D	7.19%	41.95%	(1.04)%	22.88%	20.96%	(34.57)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.08% A	1.11%	1.13%	1.13%	1.15%	1.20%
Expenses net of fee waivers, if any	1.08% A	1.11%	1.13%	1.13%	1.15%	1.20%
Expenses net of all reductions	1.08% A	1.10%	1.13%	1.12%	1.15%	1.20%
Net investment income (loss)	.47% A	1.07% H	.33%	(.23)%	.18%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1,680	$ 1,490	$ 1,106	$ 1,426	$ 1,428	$ 1,343
Portfolio turnover rate G	12% A	17%	30%	18%	22%	45%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .84%. IThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.59	$ 33.60	$ 34.36	$ 28.05	$ 23.30	$ 35.91
Income from Investment Operations
Net investment income (loss) E	.06	.34 H	.03	(.15)	(.01)	.22
Net realized and unrealized gain (loss)	3.29	13.65	(.50)	6.48	4.83	(12.73)
Total from investment operations	3.35	13.99	(.47)	6.33	4.82	(12.51)
Distributions from net investment income	(.04)	- K	(.29)	- I	(.06)	(.10)
Distributions from net realized gain	-	-	-	(.02) I	(.01)	-
Total distributions	(.04)	- K	(.29)	(.02)	(.07)	(.10)
Net asset value, end of period	$ 50.90	$ 47.59	$ 33.60	$ 34.36	$ 28.05	$ 23.30
Total Return B, C, D	7.05%	41.65%	(1.26)%	22.58%	20.72%	(34.71)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.32% A	1.34%	1.35%	1.35%	1.37%	1.42%
Expenses net of fee waivers, if any	1.32% A	1.34%	1.35%	1.35%	1.37%	1.42%
Expenses net of all reductions	1.32% A	1.33%	1.35%	1.35%	1.37%	1.42%
Net investment income (loss)	.23% A	.85% H	.11%	(.45)%	(.04)%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$ 976	$ 1,012	$ 753	$ 906	$ 867	$ 728
Portfolio turnover rate G	12% A	17%	30%	18%	22%	45%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%. IThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 45.60	$ 32.38	$ 33.24	$ 27.27	$ 22.73	$ 35.10
Income from Investment Operations
Net investment income (loss) E	(.08)	.10 H	(.15)	(.33)	(.17)	.10
Net realized and unrealized gain (loss)	3.16	13.12	(.49)	6.30	4.72	(12.43)
Total from investment operations	3.08	13.22	(.64)	5.97	4.55	(12.33)
Distributions from net investment income	-	-	(.22)	-	-	(.04)
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	-	-	(.22)	-	(.01)	(.04)
Net asset value, end of period	$ 48.68	$ 45.60	$ 32.38	$ 33.24	$ 27.27	$ 22.73
Total Return B, C, D	6.75%	40.83%	(1.85)%	21.89%	20.00%	(35.06)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88% A	1.91%	1.94%	1.93%	1.96%	1.97%
Expenses net of fee waivers, if any	1.88% A	1.91%	1.94%	1.93%	1.96%	1.97%
Expenses net of all reductions	1.88% A	1.91%	1.93%	1.92%	1.96%	1.97%
Net investment income (loss)	(.33)% A	.27% H	(.48)%	(1.03)%	(.63)%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 69	$ 80	$ 84	$ 121	$ 131	$ 128
Portfolio turnover rate G	12% A	17%	30%	18%	22%	45%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 45.65	$ 32.40	$ 33.24	$ 27.26	$ 22.70	$ 35.05
Income from Investment Operations
Net investment income (loss) E	(.07)	.13 H	(.12)	(.31)	(.15)	.11
Net realized and unrealized gain (loss)	3.17	13.12	(.49)	6.29	4.72	(12.42)
Total from investment operations	3.10	13.25	(.61)	5.98	4.57	(12.31)
Distributions from net investment income	-	-	(.23)	-	- J	(.04)
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	-	-	(.23)	-	(.01)	(.04)
Net asset value, end of period	$ 48.75	$ 45.65	$ 32.40	$ 33.24	$ 27.26	$ 22.70
Total Return B, C, D	6.79%	40.90%	(1.76)%	21.94%	20.13%	(35.06)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.85%	1.87%	1.86%	1.89%	1.94%
Expenses net of fee waivers, if any	1.83% A	1.85%	1.87%	1.86%	1.89%	1.94%
Expenses net of all reductions	1.83% A	1.85%	1.86%	1.86%	1.89%	1.94%
Net investment income (loss)	(.28)% A	.33% H	(.41)%	(.97)%	(.56)%	.53%
Supplemental Data
Net assets, end of period (in millions)	$ 571	$ 527	$ 405	$ 522	$ 525	$ 496
Portfolio turnover rate G	12% A	17%	30%	18%	22%	45%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.39	$ 34.77	$ 35.44	$ 28.90	$ 23.97	$ 36.85
Income from Investment Operations
Net investment income (loss) D	.19	.57 G	.20	.02	.13	.33
Net realized and unrealized gain (loss)	3.41	14.13	(.52)	6.67	4.96	(13.06)
Total from investment operations	3.60	14.70	(.32)	6.69	5.09	(12.73)
Distributions from net investment income	(.28)	(.08)	(.35)	(.05) H	(.15)	(.15)
Distributions from net realized gain	-	-	-	(.10) H	(.01)	-
Total distributions	(.28)	(.08)	(.35)	(.15)	(.16)	(.15)
Net asset value, end of period	$ 52.71	$ 49.39	$ 34.77	$ 35.44	$ 28.90	$ 23.97
Total Return B, C	7.32%	42.34%	(.77)%	23.21%	21.30%	(34.38)%
Ratios to Average Net Assets E, I
Expenses before reductions	.82% A	.84%	.86%	.85%	.87%	.93%
Expenses net of fee waivers, if any	.82% A	.84%	.86%	.85%	.87%	.93%
Expenses net of all reductions	.82% A	.84%	.85%	.85%	.87%	.93%
Net investment income (loss)	.73% A	1.34% G	.60%	.04%	.46%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 1,088	$ 965	$ 631	$ 694	$ 710	$ 561
Portfolio turnover rate F	12% A	17%	30%	18%	22%	45%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class Z

Period ended January 31, 2014 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 49.58
Income from Investment Operations
Net investment income (loss) D	.21
Net realized and unrealized gain (loss)	3.25
Total from investment operations	3.46
Distributions from net investment income	(.32)
Net asset value, end of period	$ 52.72
Total Return B, C	7.00%
Ratios to Average Net Assets E, H
Expenses before reductions	.68% A
Expenses net of fee waivers, if any	.68% A
Expenses net of all reductions	.68% A
Net investment income (loss)	.86% A
Supplemental Data
Net assets, end of period (in millions)	$ 8
Portfolio turnover rate F	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to January 31, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on August 13, 2013. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,508,719
Gross unrealized depreciation	(117,993)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,390,726

Tax cost	$ 3,122,655

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (358,992)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $275,490 and $236,074, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,996	$ 58
Class T	.25%	.25%	2,521	-
Class B	.75%	.25%	377	284
Class C	.75%	.25%	2,763	332
			$ 7,657	$ 674

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 189
Class T	17
Class B*	17
Class C*	11
$ 234

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,527.19
Class T	911.18
Class B	90.24
Class C	527.19
Institutional Class	946.18
Class Z	1.05
	$ 4,002

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,245. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $286, including one hundred fifty-eight dollars from securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of the Advisor Leveraged Company Stock Fund's Class A, Class T, Class B, Class C and Institutional Class operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$ 5
Class T	4
Class B	-*
Class C	2
Institutional Class	3
$ 14

* Amount represents two hundred fifty-nine dollars.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $26 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014 A	Year ended July 31, 2013
From net investment income
Class A	$ 5,026	$ 1,121
Class T	905	84
Institutional Class	5,634	1,391
Class Z	10	-
Total	$ 11,575	$ 2,596

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to January 31, 2014.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014 A	Year ended July 31, 2013	Six months ended January 31, 2014 A	Year ended July 31, 2013
Class A
Shares sold	5,363	7,818	$ 272,948	$ 326,978
Reinvestment of distributions	94	27	4,657	1,036
Shares redeemed	(3,765)	(9,447)	(191,595)	(384,545)
Net increase (decrease)	1,692	(1,602)	$ 86,010	$ (56,531)
Class T
Shares sold	2,302	6,400	$ 114,357	$ 261,455
Reinvestment of distributions	18	2	845	79
Shares redeemed	(4,413)	(7,533)	(219,308)	(301,128)
Net increase (decrease)	(2,093)	(1,131)	$ (104,106)	$ (39,594)
Class B
Shares sold	10	34	$ 452	$ 1,361
Shares redeemed	(339)	(874)	(16,090)	(33,817)
Net increase (decrease)	(329)	(840)	$ (15,638)	$ (32,456)
Class C
Shares sold	972	1,725	$ 46,353	$ 69,238
Shares redeemed	(796)	(2,699)	(37,803)	(102,735)
Net increase (decrease)	176	(974)	$ 8,550	$ (33,497)
Institutional Class
Shares sold	3,933	9,112	$ 203,071	$ 385,989
Reinvestment of distributions	93	29	4,709	1,155
Shares redeemed	(2,926)	(7,736)	(150,795)	(315,321)
Net increase (decrease)	1,100	1,405	$ 56,985	$ 71,823

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014 A	Year ended July 31, 2013	Six months ended January 31, 2014 A	Year ended July 31, 2013
Class Z
Shares sold	160	-	$ 8,524	$ -
Reinvestment of distributions	-*	-	10	-
Shares redeemed	(9)	-	(466)	-
Net increase (decrease)	151	-	$ 8,068	$ -

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to January 31, 2014.

* Amount represents one hundred eighty-seven shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ALSFI-USAN-0314
1.786798.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Leveraged Company Stock

Fund - Class Z

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014) for Class A, Class T, Class B, Class C and Institutional Class and for the period (August 13, 2013 to January 31, 2014) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value January 31, 2014	Expenses Paid During Period
Class A	1.08%
Actual		$ 1,000.00	$ 1,071.90	$ 5.64 C
HypotheticalA		$ 1,000.00	$ 1,019.76	$ 5.50 D
Class T	1.32%
Actual		$ 1,000.00	$ 1,070.50	$ 6.89 C
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.72 D
Class B	1.88%
Actual		$ 1,000.00	$ 1,067.50	$ 9.80 C
HypotheticalA		$ 1,000.00	$ 1,015.73	$ 9.55 D
Class C	1.83%
Actual		$ 1,000.00	$ 1,067.90	$ 9.54 C
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30 D
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,073.20	$ 4.28 C
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18 D
Class Z	.68%
Actual		$ 1,000.00	$ 1,070.00	$ 3.32 C
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C and Institutional Class and multiplied by 172/365 (to reflect the period August 13, 2013 to January 31, 2014) for Class Z. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	8.2	7.2
Comcast Corp. Class A	4.0	3.6
Service Corp. International	3.6	4.2
General Motors Co.	2.8	3.1
Bank of America Corp.	2.6	2.1
Boston Scientific Corp.	2.5	2.0
Ford Motor Co.	2.4	2.9
Delta Air Lines, Inc.	2.0	1.5
The AES Corp.	1.9	1.8
Rock-Tenn Co. Class A	1.7	1.7
	31.7
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.6	26.0
Materials	12.3	11.3
Financials	11.4	9.9
Health Care	10.9	10.6
Industrials	10.7	11.2
Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Stocks 91.7%		Stocks 91.2%
	Bonds 0.6%		Bonds 0.3%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 7.6%		Short-Term Investments and Net Other Assets (Liabilities) 8.3%
* Foreign investments	14.9%	** Foreign investments	13.4%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.0%
Auto Components - 1.9%
Delphi Automotive PLC	446,000	$ 27,157
Tenneco, Inc. (a)	630,300	35,826
TRW Automotive Holdings Corp. (a)	298,400	22,126
		85,109
Automobiles - 5.7%
Ford Motor Co.	7,095,667	106,151
General Motors Co.	3,475,822	125,408
General Motors Co.:
warrants 7/10/16 (a)	384,439	10,245
warrants 7/10/19 (a)	384,439	7,258
Motors Liquidation Co. GUC Trust (a)	100,812	3,110
		252,172
Diversified Consumer Services - 3.6%
Service Corp. International	8,897,167	157,480
Hotels, Restaurants & Leisure - 0.1%
Penn National Gaming, Inc. (a)	297,660	3,492
Station Holdco LLC unit (g)(h)	116,342	14
		3,506
Household Durables - 2.1%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,181,000	7,121
Lennar Corp. Class A	576,600	23,156
Newell Rubbermaid, Inc.	1,935,853	59,818
		90,095
Media - 6.8%
Cinemark Holdings, Inc.	2,129,655	62,420
Comcast Corp. Class A	3,208,166	174,685
Gray Television, Inc. (a)(f)	3,167,163	36,042
Nexstar Broadcasting Group, Inc. Class A	478,402	22,987
		296,134
Specialty Retail - 2.8%
Asbury Automotive Group, Inc. (a)	314,878	14,806
GameStop Corp. Class A (e)	2,061,075	72,282
Sally Beauty Holdings, Inc. (a)	1,303,600	36,996
		124,084
TOTAL CONSUMER DISCRETIONARY		1,008,580
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.6%
Food Products - 1.4%
ConAgra Foods, Inc.	438,800	$ 13,949
Darling International, Inc. (a)	2,452,617	47,973
		61,922
Personal Products - 0.2%
Revlon, Inc. (a)	459,739	10,795
TOTAL CONSUMER STAPLES		72,717
ENERGY - 9.3%
Energy Equipment & Services - 2.6%
Ensco PLC Class A	90,000	4,533
Halliburton Co.	943,707	46,251
Noble Corp.	753,990	23,396
Oil States International, Inc. (a)	203,434	19,113
Schlumberger Ltd.	90,600	7,934
Transocean Ltd. (United States)	316,300	13,689
		114,916
Oil, Gas & Consumable Fuels - 6.7%
Alpha Natural Resources, Inc. (a)	5,150,437	29,254
Continental Resources, Inc. (a)(e)	384,513	42,373
Hess Corp.	633,490	47,822
HollyFrontier Corp.	1,208,529	55,955
Kodiak Oil & Gas Corp. (a)	1,639,653	17,397
Peabody Energy Corp.	677,175	11,546
Range Resources Corp.	202,800	17,479
Valero Energy Corp.	1,003,334	51,270
Western Refining, Inc. (e)	511,986	20,024
		293,120
TOTAL ENERGY		408,036
FINANCIALS - 11.2%
Commercial Banks - 4.1%
Barclays PLC sponsored ADR (e)	1,945,679	34,828
CIT Group, Inc.	170,690	7,946
Huntington Bancshares, Inc.	7,094,120	64,344
Regions Financial Corp.	4,218,220	42,899
SunTrust Banks, Inc.	836,400	30,964
		180,981
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.0%
American Express Co.	515,752	$ 43,849
Diversified Financial Services - 3.8%
Bank of America Corp.	6,881,001	115,257
Citigroup, Inc.	1,110,553	52,674
		167,931
Insurance - 1.2%
AFLAC, Inc.	530,400	33,299
Lincoln National Corp.	360,400	17,310
		50,609
Real Estate Investment Trusts - 0.6%
Host Hotels & Resorts, Inc.	832,331	15,307
Sabra Health Care REIT, Inc.	452,492	13,091
		28,398
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	369,860	16,855
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	328,300	2,787
TOTAL FINANCIALS		491,410
HEALTH CARE - 10.9%
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	8,034,144	108,702
Covidien PLC	286,325	19,539
		128,241
Health Care Providers & Services - 5.3%
Community Health Systems, Inc. (a)	1,152,373	47,720
DaVita HealthCare Partners, Inc. (a)	606,706	39,393
HCA Holdings, Inc. (a)	998,521	50,196
Tenet Healthcare Corp. (a)	1,535,663	70,656
Universal Health Services, Inc. Class B	317,795	26,066
		234,031
Pharmaceuticals - 2.7%
Johnson & Johnson	127,900	11,315
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,321,200	$ 69,984
Sanofi SA sponsored ADR	745,266	36,444
		117,743
TOTAL HEALTH CARE		480,015
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	387,924	35,390
Huntington Ingalls Industries, Inc.	196,360	18,658
Textron, Inc.	497,300	17,654
		71,702
Airlines - 3.5%
American Airlines Group, Inc. (a)(e)	1,236,200	41,475
Delta Air Lines, Inc.	2,920,820	89,406
Southwest Airlines Co.	478,033	10,015
United Continental Holdings, Inc. (a)	309,700	14,197
		155,093
Building Products - 1.0%
Allegion PLC (a)	201,992	9,968
Armstrong World Industries, Inc. (a)	580,581	32,327
		42,295
Commercial Services & Supplies - 0.9%
Deluxe Corp.	626,387	30,411
Tyco International Ltd.	267,791	10,843
		41,254
Electrical Equipment - 0.6%
Emerson Electric Co.	136,500	9,001
Generac Holdings, Inc.	373,058	17,955
		26,956
Industrial Conglomerates - 0.5%
General Electric Co.	896,117	22,519
Machinery - 1.7%
Harsco Corp.	854,076	21,685
Ingersoll-Rand PLC	605,977	35,625
Pentair Ltd.	64,254	4,776
Timken Co.	187,566	10,566
		72,652
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.4%
Navios Maritime Holdings, Inc.	1,788,039	$ 16,951
Road & Rail - 0.4%
Hertz Global Holdings, Inc. (a)	583,000	15,170
TOTAL INDUSTRIALS		464,592
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,982,651	43,440
Computers & Peripherals - 1.6%
EMC Corp.	1,160,700	28,135
Gaming & Leisure Properties	297,660	10,329
NCR Corp. (a)	882,069	31,040
		69,504
Electronic Equipment & Components - 1.8%
Avnet, Inc.	489,587	20,107
Belden, Inc.	649,536	42,031
Corning, Inc.	605,400	10,419
Viasystems Group, Inc. (a)	441,914	5,771
		78,328
Internet Software & Services - 0.3%
VeriSign, Inc. (a)	194,300	11,415
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)(e)	1,295,308	4,443
Freescale Semiconductor Holdings I Ltd. (a)(e)	939,600	17,035
Intersil Corp. Class A	1,177,013	13,347
Micron Technology, Inc. (a)	1,890,455	43,556
ON Semiconductor Corp. (a)	4,465,694	37,333
		115,714
Software - 1.3%
Citrix Systems, Inc. (a)	190,801	10,317
Microsoft Corp.	1,258,432	47,632
		57,949
TOTAL INFORMATION TECHNOLOGY		376,350
MATERIALS - 12.3%
Chemicals - 9.6%
H.B. Fuller Co.	380,376	17,718
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV Class A	4,550,590	$ 358,403
OMNOVA Solutions, Inc. (a)(f)	2,609,132	23,587
Phosphate Holdings, Inc. (a)	192,500	73
W.R. Grace & Co. (a)	209,004	19,713
		419,494
Containers & Packaging - 2.0%
Rock-Tenn Co. Class A	755,151	76,633
Sealed Air Corp.	378,366	11,801
		88,434
Metals & Mining - 0.0%
Ormet Corp. (a)	650,000	3

Paper & Forest Products - 0.7%
Louisiana-Pacific Corp. (a)	1,221,110	21,406
Neenah Paper, Inc.	231,700	10,065
		31,471
TOTAL MATERIALS		539,402
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Frontier Communications Corp. (e)	4,666,144	21,931
Intelsat SA	855,300	17,089
Level 3 Communications, Inc. (a)	184,741	5,930
		44,950
UTILITIES - 3.0%
Electric Utilities - 0.2%
FirstEnergy Corp.	341,796	10,763
Independent Power Producers & Energy Traders - 2.8%
Calpine Corp. (a)	1,970,200	37,394
The AES Corp.	5,982,695	84,117
		121,511
TOTAL UTILITIES		132,274
TOTAL COMMON STOCKS (Cost $2,631,315)		$ 4,018,326
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value (000s)
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I Series 2, 8.125% (Cost $9,025)	360,987	$ 9,884
Corporate Bonds - 0.7%
	Principal Amount (000s)
Convertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Marine - 0.1%
Genco Shipping & Trading Ltd. 5% 8/15/15	$ 9,034	4,884
Nonconvertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	2,515	0
7.125% 7/15/49 (d)	6,805	0
7.2% 1/15/11 (d)	18,790	0
8.25% 7/15/23 (d)	20,460	0
8.375% 7/15/33 (d)	41,210	0
8.8% 3/1/21 (d)	8,800	0
		0
Multiline Retail - 0.6%
The Bon-Ton Department Stores, Inc.:
8% 6/15/21	11,475	11,116
10.625% 7/15/17	13,962	13,927
		25,043
TOTAL CORPORATE BONDS (Cost $29,088)		$ 29,927
Money Market Funds - 10.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	340,100,055	$ 340,100
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	115,143,633	115,144
TOTAL MONEY MARKET FUNDS (Cost $455,244)		$ 455,244
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $3,124,672)		4,513,381
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(120,661)
NET ASSETS - 100%		$ 4,392,720
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 4,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 189
Fidelity Securities Lending Cash Central Fund	286
Total	$ 475
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 24,736	$ -	$ -	$ -	$ 36,042
OMNOVA Solutions, Inc.	21,030	-	-	-	23,587
Total	$ 45,766	$ -	$ -	$ -	$ 59,629
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,008,580	$ 1,008,566	$ -	$ 14
Consumer Staples	72,717	72,717	-	-
Energy	408,036	408,036	-	-
Financials	501,294	501,294	-	-
Health Care	480,015	480,015	-	-
Industrials	464,592	464,592	-	-
Information Technology	376,350	376,350	-	-
Materials	539,402	539,402	-	-
Telecommunication Services	44,950	44,950	-	-
Utilities	132,274	132,274	-	-
Corporate Bonds	29,927	-	29,927	-
Money Market Funds	455,244	455,244	-	-
Total Investments in Securities:	$ 4,513,381	$ 4,483,440	$ 29,927	$ 14
Other Information - continued
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.1%
Netherlands	8.2%
Ireland	1.4%
United Kingdom	1.4%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $111,636) - See accompanying schedule: Unaffiliated issuers (cost $2,634,463)	$ 3,998,508
Fidelity Central Funds (cost $455,244)	455,244
Other affiliated issuers (cost $34,965)	59,629
Total Investments (cost $3,124,672)		$ 4,513,381
Receivable for fund shares sold		7,742
Dividends receivable		5,359
Interest receivable		888
Distributions receivable from Fidelity Central Funds		126
Prepaid expenses		9
Other receivables		12
Total assets		4,527,517

Liabilities
Payable for investments purchased	$ 4,768
Payable for fund shares redeemed	10,234
Accrued management fee	2,244
Distribution and service plan fees payable	1,319
Other affiliated payables	759
Other payables and accrued expenses	329
Collateral on securities loaned, at value	115,144
Total liabilities		134,797

Net Assets		$ 4,392,720
Net Assets consist of:
Paid in capital		$ 3,356,192
Undistributed net investment income		3,687
Accumulated undistributed net realized gain (loss) on investments		(355,868)
Net unrealized appreciation (depreciation) on investments		1,388,709
Net Assets		$ 4,392,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,680,374 ÷ 32,341.16 shares)	$ 51.96

Maximum offering price per share (100/94.25 of $51.96)	$ 55.13
Class T: Net Asset Value and redemption price per share ($975,849 ÷ 19,170.21 shares)	$ 50.90

Maximum offering price per share (100/96.50 of $50.90)	$ 52.75
Class B: Net Asset Value and offering price per share ($69,257 ÷ 1,422.59 shares)A	$ 48.68

Class C: Net Asset Value and offering price per share ($570,829 ÷ 11,709.68 shares)A	$ 48.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,088,458 ÷ 20,648.31 shares)	$ 52.71

Class Z: Net Asset Value, offering price and redemption price per share ($7,953 ÷ 150.86 shares)	$ 52.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 30,173
Interest		2,358
Income from Fidelity Central Funds		475
Total income		33,006

Expenses
Management fee	$ 12,854
Transfer agent fees	4,002
Distribution and service plan fees	7,657
Accounting and security lending fees	533
Custodian fees and expenses	21
Independent trustees' compensation	9
Registration fees	138
Audit	41
Legal	10
Miscellaneous	15
Total expenses before reductions	25,280
Expense reductions	(40)	25,240
Net investment income (loss)		7,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,228
Change in net unrealized appreciation (depreciation) on investment securities		279,234
Net gain (loss)		282,462
Net increase (decrease) in net assets resulting from operations		$ 290,228

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,766	$ 33,015
Net realized gain (loss)	3,228	272,683
Change in net unrealized appreciation (depreciation)	279,234	883,039
Net increase (decrease) in net assets resulting from operations	290,228	1,188,737
Distributions to shareholders from net investment income	(11,575)	(2,596)
Share transactions - net increase (decrease)	39,869	(90,255)
Total increase (decrease) in net assets	318,522	1,095,886

Net Assets
Beginning of period	4,074,198	2,978,312
End of period (including undistributed net investment income of $3,687 and undistributed net investment income of $7,496, respectively)	$ 4,392,720	$ 4,074,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.63	$ 34.29	$ 35.01	$ 28.55	$ 23.69	$ 36.47
Income from Investment Operations
Net investment income (loss) E	.12	.44 H	.11	(.08)	.05	.27
Net realized and unrealized gain (loss)	3.37	13.94	(.51)	6.61	4.91	(12.93)
Total from investment operations	3.49	14.38	(.40)	6.53	4.96	(12.66)
Distributions from net investment income	(.16)	(.04)	(.32)	(.01) I	(.09)	(.12)
Distributions from net realized gain	-	-	-	(.06) I	(.01)	-
Total distributions	(.16)	(.04)	(.32)	(.07)	(.10)	(.12)
Net asset value, end of period	$ 51.96	$ 48.63	$ 34.29	$ 35.01	$ 28.55	$ 23.69
Total Return B, C, D	7.19%	41.95%	(1.04)%	22.88%	20.96%	(34.57)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.08% A	1.11%	1.13%	1.13%	1.15%	1.20%
Expenses net of fee waivers, if any	1.08% A	1.11%	1.13%	1.13%	1.15%	1.20%
Expenses net of all reductions	1.08% A	1.10%	1.13%	1.12%	1.15%	1.20%
Net investment income (loss)	.47% A	1.07% H	.33%	(.23)%	.18%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1,680	$ 1,490	$ 1,106	$ 1,426	$ 1,428	$ 1,343
Portfolio turnover rate G	12% A	17%	30%	18%	22%	45%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .84%. IThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.59	$ 33.60	$ 34.36	$ 28.05	$ 23.30	$ 35.91
Income from Investment Operations
Net investment income (loss) E	.06	.34 H	.03	(.15)	(.01)	.22
Net realized and unrealized gain (loss)	3.29	13.65	(.50)	6.48	4.83	(12.73)
Total from investment operations	3.35	13.99	(.47)	6.33	4.82	(12.51)
Distributions from net investment income	(.04)	- K	(.29)	- I	(.06)	(.10)
Distributions from net realized gain	-	-	-	(.02) I	(.01)	-
Total distributions	(.04)	- K	(.29)	(.02)	(.07)	(.10)
Net asset value, end of period	$ 50.90	$ 47.59	$ 33.60	$ 34.36	$ 28.05	$ 23.30
Total Return B, C, D	7.05%	41.65%	(1.26)%	22.58%	20.72%	(34.71)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.32% A	1.34%	1.35%	1.35%	1.37%	1.42%
Expenses net of fee waivers, if any	1.32% A	1.34%	1.35%	1.35%	1.37%	1.42%
Expenses net of all reductions	1.32% A	1.33%	1.35%	1.35%	1.37%	1.42%
Net investment income (loss)	.23% A	.85% H	.11%	(.45)%	(.04)%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$ 976	$ 1,012	$ 753	$ 906	$ 867	$ 728
Portfolio turnover rate G	12% A	17%	30%	18%	22%	45%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%. IThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 45.60	$ 32.38	$ 33.24	$ 27.27	$ 22.73	$ 35.10
Income from Investment Operations
Net investment income (loss) E	(.08)	.10 H	(.15)	(.33)	(.17)	.10
Net realized and unrealized gain (loss)	3.16	13.12	(.49)	6.30	4.72	(12.43)
Total from investment operations	3.08	13.22	(.64)	5.97	4.55	(12.33)
Distributions from net investment income	-	-	(.22)	-	-	(.04)
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	-	-	(.22)	-	(.01)	(.04)
Net asset value, end of period	$ 48.68	$ 45.60	$ 32.38	$ 33.24	$ 27.27	$ 22.73
Total Return B, C, D	6.75%	40.83%	(1.85)%	21.89%	20.00%	(35.06)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88% A	1.91%	1.94%	1.93%	1.96%	1.97%
Expenses net of fee waivers, if any	1.88% A	1.91%	1.94%	1.93%	1.96%	1.97%
Expenses net of all reductions	1.88% A	1.91%	1.93%	1.92%	1.96%	1.97%
Net investment income (loss)	(.33)% A	.27% H	(.48)%	(1.03)%	(.63)%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 69	$ 80	$ 84	$ 121	$ 131	$ 128
Portfolio turnover rate G	12% A	17%	30%	18%	22%	45%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 45.65	$ 32.40	$ 33.24	$ 27.26	$ 22.70	$ 35.05
Income from Investment Operations
Net investment income (loss) E	(.07)	.13 H	(.12)	(.31)	(.15)	.11
Net realized and unrealized gain (loss)	3.17	13.12	(.49)	6.29	4.72	(12.42)
Total from investment operations	3.10	13.25	(.61)	5.98	4.57	(12.31)
Distributions from net investment income	-	-	(.23)	-	- J	(.04)
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	-	-	(.23)	-	(.01)	(.04)
Net asset value, end of period	$ 48.75	$ 45.65	$ 32.40	$ 33.24	$ 27.26	$ 22.70
Total Return B, C, D	6.79%	40.90%	(1.76)%	21.94%	20.13%	(35.06)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.85%	1.87%	1.86%	1.89%	1.94%
Expenses net of fee waivers, if any	1.83% A	1.85%	1.87%	1.86%	1.89%	1.94%
Expenses net of all reductions	1.83% A	1.85%	1.86%	1.86%	1.89%	1.94%
Net investment income (loss)	(.28)% A	.33% H	(.41)%	(.97)%	(.56)%	.53%
Supplemental Data
Net assets, end of period (in millions)	$ 571	$ 527	$ 405	$ 522	$ 525	$ 496
Portfolio turnover rate G	12% A	17%	30%	18%	22%	45%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.39	$ 34.77	$ 35.44	$ 28.90	$ 23.97	$ 36.85
Income from Investment Operations
Net investment income (loss) D	.19	.57 G	.20	.02	.13	.33
Net realized and unrealized gain (loss)	3.41	14.13	(.52)	6.67	4.96	(13.06)
Total from investment operations	3.60	14.70	(.32)	6.69	5.09	(12.73)
Distributions from net investment income	(.28)	(.08)	(.35)	(.05) H	(.15)	(.15)
Distributions from net realized gain	-	-	-	(.10) H	(.01)	-
Total distributions	(.28)	(.08)	(.35)	(.15)	(.16)	(.15)
Net asset value, end of period	$ 52.71	$ 49.39	$ 34.77	$ 35.44	$ 28.90	$ 23.97
Total Return B, C	7.32%	42.34%	(.77)%	23.21%	21.30%	(34.38)%
Ratios to Average Net Assets E, I
Expenses before reductions	.82% A	.84%	.86%	.85%	.87%	.93%
Expenses net of fee waivers, if any	.82% A	.84%	.86%	.85%	.87%	.93%
Expenses net of all reductions	.82% A	.84%	.85%	.85%	.87%	.93%
Net investment income (loss)	.73% A	1.34% G	.60%	.04%	.46%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 1,088	$ 965	$ 631	$ 694	$ 710	$ 561
Portfolio turnover rate F	12% A	17%	30%	18%	22%	45%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class Z

Period ended January 31, 2014 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 49.58
Income from Investment Operations
Net investment income (loss) D	.21
Net realized and unrealized gain (loss)	3.25
Total from investment operations	3.46
Distributions from net investment income	(.32)
Net asset value, end of period	$ 52.72
Total Return B, C	7.00%
Ratios to Average Net Assets E, H
Expenses before reductions	.68% A
Expenses net of fee waivers, if any	.68% A
Expenses net of all reductions	.68% A
Net investment income (loss)	.86% A
Supplemental Data
Net assets, end of period (in millions)	$ 8
Portfolio turnover rate F	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to January 31, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on August 13, 2013. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,508,719
Gross unrealized depreciation	(117,993)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,390,726

Tax cost	$ 3,122,655

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (358,992)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $275,490 and $236,074, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,996	$ 58
Class T	.25%	.25%	2,521	-
Class B	.75%	.25%	377	284
Class C	.75%	.25%	2,763	332
			$ 7,657	$ 674

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 189
Class T	17
Class B*	17
Class C*	11
$ 234

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,527.19
Class T	911.18
Class B	90.24
Class C	527.19
Institutional Class	946.18
Class Z	1.05
	$ 4,002

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,245. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $286, including one hundred fifty-eight dollars from securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of the Advisor Leveraged Company Stock Fund's Class A, Class T, Class B, Class C and Institutional Class operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$ 5
Class T	4
Class B	-*
Class C	2
Institutional Class	3
$ 14

* Amount represents two hundred fifty-nine dollars.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $26 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014 A	Year ended July 31, 2013
From net investment income
Class A	$ 5,026	$ 1,121
Class T	905	84
Institutional Class	5,634	1,391
Class Z	10	-
Total	$ 11,575	$ 2,596

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to January 31, 2014.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014 A	Year ended July 31, 2013	Six months ended January 31, 2014 A	Year ended July 31, 2013
Class A
Shares sold	5,363	7,818	$ 272,948	$ 326,978
Reinvestment of distributions	94	27	4,657	1,036
Shares redeemed	(3,765)	(9,447)	(191,595)	(384,545)
Net increase (decrease)	1,692	(1,602)	$ 86,010	$ (56,531)
Class T
Shares sold	2,302	6,400	$ 114,357	$ 261,455
Reinvestment of distributions	18	2	845	79
Shares redeemed	(4,413)	(7,533)	(219,308)	(301,128)
Net increase (decrease)	(2,093)	(1,131)	$ (104,106)	$ (39,594)
Class B
Shares sold	10	34	$ 452	$ 1,361
Shares redeemed	(339)	(874)	(16,090)	(33,817)
Net increase (decrease)	(329)	(840)	$ (15,638)	$ (32,456)
Class C
Shares sold	972	1,725	$ 46,353	$ 69,238
Shares redeemed	(796)	(2,699)	(37,803)	(102,735)
Net increase (decrease)	176	(974)	$ 8,550	$ (33,497)
Institutional Class
Shares sold	3,933	9,112	$ 203,071	$ 385,989
Reinvestment of distributions	93	29	4,709	1,155
Shares redeemed	(2,926)	(7,736)	(150,795)	(315,321)
Net increase (decrease)	1,100	1,405	$ 56,985	$ 71,823

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014 A	Year ended July 31, 2013	Six months ended January 31, 2014 A	Year ended July 31, 2013
Class Z
Shares sold	160	-	$ 8,524	$ -
Reinvestment of distributions	-*	-	10	-
Shares redeemed	(9)	-	(466)	-
Net increase (decrease)	151	-	$ 8,068	$ -

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to January 31, 2014.

* Amount represents one hundred eighty-seven shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ALSFZ-USAN-0314
1.9586380.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 27, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 27, 2014